Redeemable Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2025
Redeemable Noncontrolling Interest, Equity, Carrying Amount [Abstract]
Summary of Redeemable Noncontrolling Interests	Changes in the carrying amount of the redeemable
non-controlling
interests for the year ended December 31, 2025 were as follows:

Redeemable non-controlling interests
(U.S. $ in millions)
Balance as of December 31, 2024	$340

Changes during the period:
Share in comprehensive income (loss)	33
Dividend payment	(340)
Purchase of shares from redeemable non-controlling interests	(38)
Other adjustments related to redeemable non-controlling interests	6

Balance as of December 31, 2025	$—